Intangible Asset, Net - Schedule of Impaired Intangible Assets (Details) (10Q) - Distribution Channel [Member] - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Weighted average amortization period (years)	10 years	10 years
Intangible assets, gross	$ 320,000	$ 320,000
Acquisitions		320,000
Impairment charges